GOODWILL (Details) - USD ($)	Dec. 31, 2021	Jun. 30, 2021		Jun. 30, 2020
Restructuring Cost and Reserve [Line Items]
Total	$ 1,043,473	$ 1,043,473	[1]	$ 915,790
The Original Sprout L L C [Member]
Restructuring Cost and Reserve [Line Items]
Goodwill - Brigadier	416,817	416,817		416,817
Gourmet Foods [Member]
Restructuring Cost and Reserve [Line Items]
Goodwill - Brigadier	275,311	275,311	[2]	147,628	[2]
Brigadier [Member]
Restructuring Cost and Reserve [Line Items]
Goodwill - Brigadier	$ 351,345	$ 351,345		$ 351,345

[1]	Derived from audited financial statements
[2]	Refer to Note 13, Business Combinations, regarding increase in goodwill during the year ended June 30, 2021.